Subsequent Events (Details) - USD ($) $ in Millions			6 Months Ended
	Jul. 09, 2021	Jul. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 24, 2021	Jan. 15, 2021
Subsequent Event [Line Items]
Gain on disposals			$ 11	$ 0
Secured debt | Senior Secured Notes
Subsequent Event [Line Items]
Interest rate						12.00%
Subsequent event
Subsequent Event [Line Items]
Plan of reorganization, new financing raised					$ 350
Plan of reorganization, reduction of liabilities					$ 4,900
Principal noteholders approving amendments	80.00%
Subsequent event | West Freedom
Subsequent Event [Line Items]
Gain on disposals		$ 5